Federated Hermes Government Income Fund
A Portfolio of Federated Hermes Government Income Trust
INSTITUTIONAL SHARES (TICKER FICMX)
SERVICE SHARES (TICKER FITSX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED MARCH 31, 2025
The following change is effective April 3, 2026.
Under the section entitled “Fund Summary Information,” in the sub-section entitled “Fund Management,” please add the following:
“J. Andrew Kirschler, Portfolio Manager, has been the Fund’s portfolio manager since April of 2026.”
March 10, 2026

Federated Hermes Government Income Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q457208 (3/26)
© 2026 Federated Hermes, Inc.